Intellectual property (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual property acquired	$ 25,271,000	$ 25,271,000
Accumulated amortization and impairment	(7,300,933)	(5,616,200)
Intellectual property, net	$ 17,970,067	$ 19,654,800